COMMITMENTS (Tables)	12 Months Ended
Jan. 02, 2016
COMMITMENTS
Minimum annual rental commitments on operating leases
Year	(In millions)

2016	$43.1
2017	27.9
2018	19.0
2019	13.9
2020	9.9
2021 and thereafter	29.2

Total minimum lease payments	$143.0